Derivative Instruments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Fair value gain (loss) on derivative instruments	$ 222	$ (3,186)	$ (1,435)	$ 1,224
Cash Payment Of Fair Value Remeasurement	1,106	2,285	3,617	7,234
Gain (loss) on derivative instruments	$ (884)	$ (5,471)	$ (5,052)	$ (6,010)